Fair value of financial assets and liabilities (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Loan Receivables	¥ 248,350,000	¥ 753,043,000
Loan Payable	161,439,000	161,439,000
Convertible notes payable	10,011,000	7,264,000
Fair value [Member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	2,533,000	295,000
Loan Receivables	193,682,000	556,112,000
Total Financial Assets	196,215,000	556,407,000
Loan Payable	161,439,000	161,439,000
Convertible notes payable	10,011,000	7,264,000
Total Financial Liabilities	171,450,000	168,703,000
Carrying amount [member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	2,533,000	295,000
Loan Receivables	193,682,000	556,112
Total Financial Assets	196,215,000	556,407,000
Loan Payable	161,439,000	161,439,000
Convertible notes payable	10,011,000	7,264,000
Total Financial Liabilities	¥ 171,450,000	¥ 168,703,000